Discontinued Operations	12 Months Ended
Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

18. Discontinued Operations

In January 2023, the Company sold durable medical equipment business. The Company concluded that the disposal group satisfied the criteria for presentation as held for sale and discontinued operations. In the fiscal year 2024, we recognized a gain of $0.02 million related to adjustments to payments due to the former non-controlling interests. There was no activity related to discontinued operations during the year ended June 30, 2025.